Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	210,351	193,584
Restricted cash	520,588	648,450
Short-term investments	170,339	115,906
Accounts receivable, net of allowance of RMB28,404 and RMB26,875 (US$3,843) as of December 31, 2024 and 2025, respectively	537,848	460,937
Current contract assets	614,036	801,780
Other current assets	129,909	199,856
Total current assets	2,183,071	2,420,513
Non-current assets
Non-current contract assets	149,855	289,007
Intangible assets, net	149,846	174,103
Deferred tax assets	27,028	2,870
Goodwill	80,751	80,751
Other non-current assets	39,426	43,259
Total non-current assets	446,906	589,990
Total assets	2,629,977	3,010,503
LIABILITIES
Current liabilities
Insurance premium payables	537,344	684,800
Accrued expenses and other current liabilities	534,932	729,682
Amount due to related parties	253	1
Current lease liabilities	13,232	8,751
Total current liabilities	1,085,761	1,423,234
Total non-current liabilities	90,007	55,427
Total liabilities	1,175,768	1,478,661

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue, net	2,331,678	2,312,629	2,579,851
Net income	697,935	676,950	414,630
Net cash provided by operating activities	804,351	682,317	419,966
Net cash (used in)/provided by investing activities	(681,995)	380,895	30,578
Net cash used in financing activities	—	—	(7,169)

Schedule of estimated useful life and residual value

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil
Office buildings	25 years	5%

Schedule of carrying amount of goodwill

	Insurance	Others	Total
	RMB	RMB	RMB
Balances at January 1, 2023	1,248	2,172	3,420
Additions	77,331	—	77,331
Balances at December 31, 2023	78,579	2,172	80,751
Additions	—	—	—
Balances at December 31, 2024	78,579	2,172	80,751
Additions	—	—	—
Balances at December 31, 2025	78,579	2,172	80,751

Schedule of redeemable non-controlling interests

	2024	2025
	RMB	RMB
Balance as of January 1	92,760	76,133
Net loss attributable to mezzanine equity classified as non-controlling interest	(16,627)	(3,879)
Acquisition of non-controlling interest	—	(72,254)
Balance as of December 31	76,133	—

Schedule of disaggregation of revenue

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	1,381,855	1,309,432	1,178,939
Long-term insurance brokerage income	823,305	1,013,406	1,391,349
Subtotal	2,205,160	2,322,838	2,570,288
Technical service income	135,755	40,939	1,006,278
Crowdfunding service fees	162,683	267,650	261,636
Digital clinical trial solution income	100,496	91,066	118,297
Other revenues	26,613	49,328	21,262
Total	2,630,707	2,771,821	3,977,761

Schedule of contract assets

	December 31,	December 31,
	2024	2025
	RMB	RMB
Contract assets	773,790	1,103,191
Less: Allowance for uncollectible accounts	(605)	(759)
Total	773,185	1,102,432

Schedule of allowance for uncollectible accounts

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	(382)	(605)
Addition	(223)	(154)
Balance at end of the year	(605)	(759)

Schedule of concentration of credit risk

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Customer A	*	*	*	*	415,677	10.45%

	As of December 31,
	2024		2025
	RMB	%	RMB	%
Customer A	234,744	15.76%	394,607	16.70%
Customer B	*	*	312,808	13.24%
Customer C	*	*	246,830	10.45%